Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stocks [Member]	Total
Balance at Dec. 31, 2021		$ 2	$ 25,105,357	$ (16,144,151)	$ (54,240)		$ 8,906,968
Balance, shares at Dec. 31, 2021		24,671
Stock based compensation			187,385				187,385
Warrants issued on long-term debt			1,035,253				1,035,253
Common stock issued for service			667,998				667,998
Common stock issued for service, shares		696
Common stock issued for asset acquisition			359,250				359,250
Common stock issued for asset acquisition, shares		167
Common stock issued from exercise of warrants			250,000				250,000
Common stock issued from exercise of warrants, shares		125
Common stock issued for note payment			547,777				547,777
Common stock issued for note payment, shares		667
Common stock issued to settle related party notes payable and accrued interest			176,228				176,228
Net Loss				(13,194,969)			(13,194,969)
Cumulative translation adjustment					(181,613)		(181,613)
Balance at Dec. 31, 2022		$ 2	28,329,248	(29,339,120)	(235,853)		(1,245,723)
Balance, shares at Dec. 31, 2022		26,766
Stock based compensation			20,190				20,190
Common stock issued for service		$ 0	23,000				23,000
Common stock issued for service, shares		66
Common stock issued for note payment		$ 1	1,743,229				1,743,230
Common stock issued for note payment, shares		7,471
Net Loss				(1,951,402)			(1,951,402)
Cumulative translation adjustment					85,574		85,574
Common stock issued for cash		$ 1	1,880,691				1,880,692
Common stock issued for cash, shares		9,474
Repurchase of common stock						(76,323)	(76,323)
Balance at Mar. 31, 2023		$ 4	31,996,358	(31,290,522)	(150,279)	(76,323)	479,238
Balance, shares at Mar. 31, 2023		43,777
Balance at Dec. 31, 2022		$ 2	28,329,248	(29,339,120)	(235,853)		(1,245,723)
Balance, shares at Dec. 31, 2022		26,766
Stock based compensation			69,125				69,125
Common stock issued for service		$ 4	477,059				477,063
Common stock issued for service, shares		41,574
Common stock issued for note payment		$ 3	3,053,085				3,053,088
Common stock issued for note payment, shares		27,584
Common stock issued to settle related party notes payable and accrued interest, shares		441
Net Loss				(4,471,612)			(4,471,612)
Cumulative translation adjustment					55,858		55,858
Common stock issued for cash and exercise for warrants		$ 25	3,913,421				3,913,446
Common stock issued for cash and exercise for warrants, shares		251,909
Common stock issued to settle related party notes payable		$ 3	249,997				250,000
Common stock issued to settle related party notes payable, shares		34,722
Common stock issued to settle subordinated related party note		$ 8	569,992				570,000
Common stock issued to settle subordinated related party note, shares		79,167
Treasury Stock						(76,323)	(76,323)
Balance at Dec. 31, 2023		$ 46	36,661,926	(33,810,732)	(179,995)	(76,323)	2,594,922
Balance, shares at Dec. 31, 2023		461,722
Stock based compensation			8,800				8,800
Common stock issued for service		$ 1	32,999				33,000
Common stock issued for service, shares		5,238
Net Loss				(1,093,095)			(1,093,095)
Cumulative translation adjustment					78,033		78,033
Common stock issued for conversion of note payable		$ 2	68,318				68,320
Common stock issued for conversion of note payable, shares		15,000
Common stock issued for cash		$ 23	836,337				836,360
Common stock issued for cash, shares		226,656
Common stock issued for loan commitment fees		$ 1	49,999				50,000
Common stock issued for loan commitment fees, shares		7,092
Balance at Mar. 31, 2024		$ 73	$ 37,658,379	$ (34,903,827)	$ (101,962)	$ (76,323)	$ 2,576,340
Balance, shares at Mar. 31, 2024		715,707